CONTRACTUAL OBLIGATIONS AND CONTINGENCIES (Details Narrative)	9 Months Ended
Sep. 30, 2015 USD ($)
Contractual obligations	$ 165,788
Percentage of revenue paid	7.50%
Vector Vision, Inc. [Member]
Contractual obligations	$ 198,334
Percentage of net sales paid	1.50%
Vector Vision, Inc. [Member] | Licensing Supported Products [Member]
Percentage of revenue paid	15.00%